Basis of preparation (Details) - EUR (€) € in Millions		Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Basis of preparation
Cash and cash equivalents	[1]	€ 5,650	€ 5,790	€ 6,869	€ 13,288
Revolving credit facilities undrawn		€ 7,400

[1]	Comprises cash and cash equivalents as presented in the consolidated statement of financial position of €5,824 million (H1 FY21: €6,612 million), after adjustment to include overdrafts of €174 million (H1 FY21: €17 million) and, for H1 FY21, €274 million of cash and cash equivalents previously presented in assets held for sale relating to the Group’s 55% interest in Vodafone Egypt.